Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	THE COMMUNITY DEVELOPMENT FUND
Entity Central Index Key	0001649227
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000161514
Shareholder Report [Line Items]
Fund Name	The Community Development Fund
Class Name	Class A
Trading Symbol	CDCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the The Community Development Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.communitydevelopmentfund.com/the-fund/. You can also request this information by contacting us at 1-844-445-4405.
Additional Information Phone Number	1-844-445-4405
Additional Information Website	https://www.communitydevelopmentfund.com/the-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Community Development Fund, Class A Shares	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
The Community Development Fund, Class A Shares	2.67%	0.53%	0.83%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)*	1.25%	-0.33%	1.10%
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index(TR)(USD)	1.46%	-0.59%	0.73%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 206,086,597
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 461,757
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Short-Term Investment	3.9%
Mortgage-Backed Securities	3.9%
Municipal Bonds	6.7%
U.S. Treasury Obligations	9.4%
U.S. Government & Agency Obligations	76.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes, 4.00%, 12/15/2027	4.8%
CRBT Multifamily Housing Mortgage Loan Trust, 5.62%, 1/25/2044, Cl A	2.5%
FHLMC Multifamily Structured Pass-Through Certificates, 4.05%, 7/25/2033, Cl A2	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, 5.24%, 7/25/2032, Cl AS	2.4%
FNMA, 4.50%, 11/1/2034	2.3%
FNMA, 4.40%, 7/25/2033, Cl A2	2.3%
FHLMC, 3.08%, 2/1/2050	2.0%
FHLMC Multifamily Structured Pass-Through Certificates, 2.25%, 2/25/2032, Cl A2	2.0%
FHLMC Multifamily Variable Rate Certificate, 4.98%, 8/15/2040, Cl A	1.9%
FNMA, 2.50%, 1/1/2052	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-445-4405
Updated Prospectus Web Address	https://www.communitydevelopmentfund.com/the-fund/